Performance B.7. Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	$ 256	$ (86)	$ 64
Net profit (loss) attributable to equity holders from discontinued operations	(3)	4	113
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	253	(82)	177
Net profit (loss) attributable to equity holders from continuing operations	256	(86)	64
Net profit (loss) attributable to equity holders from discontinued operations	(3)	4	113
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	$ 253	$ (82)	$ 177
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic and diluted earnings per share (in shares)	171,313	171,397	139,049
Potential shares as a result of long term incentive plans (in shares)	1,247	0	640
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	172,560	171,397	139,690
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company (in dollars per share)	$ 1.49	$ (0.50)	$ 0.46
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company (in dollars per share)	(0.02)	0.02	0.81
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	1.47	(0.48)	1.27
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company (in dollars per share)	1.48	(0.50)	0.46
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company (in dollars per share)	(0.02)	0.02	0.81
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company (in dollars per share)	$ 1.46	$ (0.48)	$ 1.27
Number of instruments that are antidilutive in period presented (in shares)		1,433